Disposal of business and transfer of ownership of subsidiary (Tables)	6 Months Ended
Jun. 30, 2018
Disposal of business and transfer of ownership of subsidiary
The impact on the individual balance sheet line item as a result of the transfer of the ownership of subsidiary
	As at 01.01.18[1]	Disposal of Barclays Bank UK PLC[2]	Other movement for the period	As at 30.06.18
Assets	£m	£m	£m	£m
Cash and balances at central banks	171,036	(37,331)	(11,905)	121,800
Cash collateral and settlement balances	74,769	(2,317)	19,097	91,549
Loans and advances at amortised cost	317,744	(184,655)	1,731	134,820
Reverse repurchase agreements and other similar secured lending	597	(415)	351	533
Trading portfolio assets	114,168	-	2,386	116,554
Other financial assets at fair value through the income statement	140,211	(5,616)	7,848	142,443
Derivative financial instruments	237,987	(108)	(8,877)	229,002
Financial assets at fair value through other comprehensive income	53,288	(5,544)	5,558	53,302
Property, plant and equipment	1,519	(510)	(58)	951
Investment in associates and joint ventures	699	-	14	713
Goodwill and intangible assets	4,885	(3,537)	(18)	1,330
Current tax assets	376	-	896	1,272
Deferred tax assets	3,979	(747)	15	3,247
Retirement benefit assets	966	-	158	1,124
Other assets	4,119	(1,382)	207	2,944
Assets included in disposal groups held for sale	1,193	-	568	1,761
Total assets	1,127,536	(242,162)	17,971	903,345

Liabilities
Deposits at amortised cost	380,329	(190,472)	4,133	193,990
Cash collateral and settlement balances	65,925	-	19,523	85,448
Repurchase agreements and other similar secured borrowing	15,053	(11,567)	5,159	8,645
Debt securities in issue	69,386	(12,303)	822	57,905
Subordinated liabilities	24,193	(3,019)	(3,984)	17,190
Trading portfolio liabilities	37,352	(1,765)	10,378	45,965
Financial liabilities designated at fair value	220,083	-	(7,690)	212,393
Derivative financial instruments	238,345	(6)	(13,250)	225,089
Current tax liabilities	494	(677)	850	667
Retirement benefit liabilities	287	-	(22)	265
Other liabilities	8,862	(1,518)	(2,743)	4,601
Provisions	3,643	(2,289)	(121)	1,233
Liabilities included in disposal groups classified as held for sale	-	-	1,762	1,762
Total liabilities	1,063,952	(223,616)	14,817	855,153

  The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business. For further details refer to Note 19, Transition disclosures on pages 53 to 55.
  The movement in net assets relating to the disposal of Barclays Bank UK PLC of £18,546m is stated after the elimination of internal balances between Barclays Bank PLC and Barclays Bank UK PLC on 1 April 2018 of £2,231m.